Loss Per Share (Details) - SubsequentEvent [Member]	Aug. 01, 2025 $ / shares
Loss Per Share [Line Items]
Description of reverse stock split	one-for-ten
Bottom of Range [Member]
Loss Per Share [Line Items]
Par value	$ 0.0001
Top of Range [Member]
Loss Per Share [Line Items]
Par value	$ 0.001